Note 05 - Marketable Securities (Table)	9 Months Ended
Sep. 30, 2011
Investments Debt and Equity Securities [Abstract]
Marketable Securities [Table Text Block]

	September 30, 2011	December 31, 2010

Marketable securities classification:
Available-for-sale	2,778	3,162
Trading	11,535	15,395
Held-to-maturity	157	154

	14,470	18,711

Less: Current portion of marketable securities	(11,546)	(15,612)

Long-term portion of marketable securities	2,924	3,099